Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 645	¥ 645
Acquisition of Verigy	35,140
Translation adjustments	711
Balance at end of year	36,496	645
Semiconductor And Component Test System Business [Member]
Goodwill [Line Items]
Balance at beginning of year	645
Acquisition of Verigy	20,844
Translation adjustments	422
Balance at end of year	21,911
Services, Support And Others [Member]
Goodwill [Line Items]
Acquisition of Verigy	14,296
Translation adjustments	289
Balance at end of year	¥ 14,585